Advances to Suppliers, Net (Detail Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Advances to suppliers	$ 1,894,359	$ 3,491,145
Advance to Suppliers [Member]
Advances to suppliers	$ 1,800,000
Advance to Suppliers [Member] | Customer Concentration Risk [Member] | Suppliers [Member]
Concentration Risk, Percentage	93.10%